Segment reporting (Details 5) - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	₨ 122,706	₨ 106,331
India [Member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	100,340	91,873
Switzerland [Member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	10,889	5,070
United States [Member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	3,656	3,276
Germany [Member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	648	776
Others [Member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	₨ 7,173	₨ 5,336